Stockholders' Equity - Schedule of Unvested Restricted Shares Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Equity [Abstract]
Restricted Shares, Beginning balance	572,256	471,132
Restricted Shares, Granted	22,400	168,424
Restricted Shares, Vested/adjustments	(4,216)	(67,300)
Restricted Shares, Ending balance	590,440	572,256
Weighted Average Price Per Share, Beginning balance	$ 3.47	$ 6.14
Weighted Average Price Per Share, Granted	1.48	1.66
Weighted Average Price Per Share, Vested/adjustments	5.52	19.90
Weighted Average Price Per Share, Ending balance	$ 3.12	$ 3.47